COMMON SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
COMMON SHARE CAPITAL
Schedule of common share transactions

	Years ended December 31, 2017		Year ended December 31, 2016
	Number of shares	Amount	Number of shares	Amount
	(000’s)		(000’s)
Common shares
Balance at January 1,	1,245,050	$14,894.2	1,146,540	$14,603.5
Equity issuance (a)	—	—	95,910	275.7
Under share option and restricted share plans	1,954	8.3	2,600	15.0

Balance at end of period	1,247,004	$14,902.5	1,245,050	$14,894.2

Total common share capital		$14,902.5		$14,894.2

(a)

On March 4, 2016, the Company completed a public equity offering of 83.4 million common shares at a price of $3.00 per common share for gross proceeds of approximately $250.0 million.  On March 15, 2016, the underwriters elected to exercise an option to purchase up to an additional 15% of the offering to cover over-allotments, and as a result, an additional 12.5 million common shares were issued at a price of $3.00 per common share.  The sale was completed on March 18, 2016 and increased the gross proceeds from the offering to $287.7 million.  Transaction costs of $12.0 million resulted in net proceeds of $275.7 million.